CONTRACTUAL COMMITMENTS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Contractual commitments	$ 2,466	$ 1,448
Asset management fee as percent per quarter	0.3125%
Asset management fee, percent	1.25%
Less than 1 year
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	17.00%
1 to 5 years
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	38.00%
Thereafter
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	45.00%